Finance income and finance costs (Tables)	12 Months Ended
Oct. 31, 2019
Finance income and finance costs [Abstract]
Finance Income and Finance Costs
		12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	Note	$m	$m	$m
Finance costs
Interest on bank borrowings		225.4	276.5	81.2
Commitment fees		1.9	3.3	0.8
Amortization of facility costs and original issue discounts		46.7	60.4	14.2
Finance costs on bank borrowings		274.0	340.2	96.2

Net interest expense on retirement obligations	25	2.4	2.8	0.6
Finance lease expense		2.0	2.7	-
Interest rate swaps: cash flow hedges, transfer from equity		-	3.4	-
Other		4.0	1.3	-
Total		282.4	350.4	96.8

		12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
		$m	$m	$m
Finance income
Bank interest		16.3	3.6	0.4
Interest on non-plan pension assets	25	0.3	0.6	0.4
Interest rate swaps: cash flow hedges, transfer to equity		9.9	-	-
Other		0.1	3.5	0.2
Total		26.6	7.7	1.0

Net finance cost		255.8	342.7	95.8

Included within exceptional items
Finance costs incurred in escrow period	4	-	6.4	-
Finance income earned in escrow period	4	-	(0.6)	-
		-	5.8	-